Segment reporting (Details 4) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	[3]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 142,028	[1],[2]	$ 2,181		₨ 140,809	[1],[2]	₨ 154,708	[1],[2]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	21,992				21,277		22,379
Cardiovascular [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	6,191				5,078		5,077
Pain Management [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	3,228				3,290		4,085
Central Nervous System [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	2,331				2,758		3,021
Oncology [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	1,650				1,534		2,570
Anti-Infective [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	1,968				1,859		2,015
Others [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	5,018				5,152		4,126
Dermatology [Member] | Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 1,606				₨ 1,606		₨ 1,485

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))